UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

September 30, 2004

1.807729.100

CSTX-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 4.7%
Media - 4.7%
Knight-Ridder, Inc.	49,570	$ 3,244,357
CONSUMER STAPLES - 13.0%
Beverages - 7.5%
Anheuser-Busch Companies, Inc.	60,166	3,005,292
The Coca-Cola Co.	52,183	2,089,929
		5,095,221
Food Products - 1.0%
Del Monte Foods Co. (a)	12,822	134,503
H.J. Heinz Co.	15,507	558,562
		693,065
Household Products - 1.8%
Colgate-Palmolive Co.	27,504	1,242,631
Tobacco - 2.7%
Altria Group, Inc.	38,709	1,820,871
TOTAL CONSUMER STAPLES		8,851,788
ENERGY - 11.1%
Oil & Gas - 11.1%
ChevronTexaco Corp.	41,316	2,216,190
Exxon Mobil Corp.	110,668	5,348,584
		7,564,774
FINANCIALS - 4.4%
Diversified Financial Services - 4.2%
Citigroup, Inc.	52,560	2,318,947
J.P. Morgan Chase & Co.	14,652	582,124
		2,901,071
Insurance - 0.2%
St. Paul Travelers Companies, Inc.	3,053	100,932
TOTAL FINANCIALS		3,002,003
HEALTH CARE - 21.2%
Health Care Equipment & Supplies - 5.1%
Guidant Corp.	52,547	3,470,204
Health Care Providers & Services - 0.3%
Medco Health Solutions, Inc. (a)	7,317	226,095
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 15.8%
Eli Lilly & Co.	10,307	$ 618,935
Johnson & Johnson	81,157	4,571,574
Merck & Co., Inc.	58,873	1,942,809
Pfizer, Inc.	52,014	1,591,628
Wyeth	54,380	2,033,812
		10,758,758
TOTAL HEALTH CARE		14,455,057
INDUSTRIALS - 19.6%
Aerospace & Defense - 10.2%
The Boeing Co.	32,351	1,669,959
United Technologies Corp.	57,031	5,325,555
		6,995,514
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	14,500	396,430
Industrial Conglomerates - 8.0%
General Electric Co.	162,502	5,456,817
Road & Rail - 0.8%
Union Pacific Corp.	9,660	566,076
TOTAL INDUSTRIALS		13,414,837
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 3.9%
Motorola, Inc.	148,689	2,682,350
Computers & Peripherals - 6.7%
Hewlett-Packard Co.	106,608	1,998,900
International Business Machines Corp.	29,934	2,566,541
		4,565,441
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	21,436	462,375
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	54,105	1,085,346
Software - 1.0%
Microsoft Corp.	24,730	683,785
TOTAL INFORMATION TECHNOLOGY		9,479,297
Common Stocks - continued
	Shares	Value
MATERIALS - 5.6%
Chemicals - 0.9%
Eastman Chemical Co.	8,793	$ 418,107
Monsanto Co.	6,548	238,478
		656,585
Paper & Forest Products - 4.7%
International Paper Co.	79,281	3,203,745
TOTAL MATERIALS		3,860,330
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
Verizon Communications, Inc.	78,873	3,106,019
UTILITIES - 0.8%
Electric Utilities - 0.8%
Consolidated Edison, Inc.	12,733	535,295
TOTAL COMMON STOCKS (Cost $14,557,183)		67,513,757
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.72%, dated 9/30/04 due 10/1/04) (Cost $777,000)	$ 777,037	777,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $15,334,183)		68,290,757
NET OTHER ASSETS - 0.1%		50,419
NET ASSETS - 100%		$ 68,341,176
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $15,334,182. Net unrealized appreciation aggregated $52,956,575, of which $54,239,351 related to appreciated investment securities and $1,282,776 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please seee the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004